The GDL Fund

Schedule of Investments — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 68.2%
	Aerospace — 3.5%
3,200,000	Cobham plc†	$6,171,325
3,400	Latecoere SACA†	14,230
430,000	Wesco Aircraft Holdings Inc.†	4,734,300

		10,919,855

	Airlines — 2.5%
340,000	WestJet Airlines Ltd.	7,852,964

	Automotive: Parts and Accessories — 3.4%
70,000	Haldex AB	356,967
75,000	WABCO Holdings Inc.†	10,031,250

		10,388,217

	Building and Construction — 0.6%
40,000	Lennar Corp., Cl. B	1,774,800

	Business Services — 1.7%
500	BCA Marketplace plc	1,450
92,138	Clear Channel Outdoor Holdings Inc.†	232,188
87,000	exactEarth Ltd.†	21,999
180,000	Navigant Consulting Inc.	5,031,000

		5,286,637

	Cable and Satellite — 0.9%
27,628	Liberty Global plc, Cl. A†	683,793
55,000	Liberty Global plc, Cl. C†	1,308,450
14,000	Liberty Latin America Ltd., Cl. A†	238,980
31,000	Liberty Latin America Ltd., Cl. C†	529,945

		2,761,168

	Computer Software and Services — 11.5%
1,000	Altran Technologies SA	15,706
10,000	Business & Decision†	79,567
290,108	Carbon Black Inc.†	7,539,907
2,500	MAM Software Group Inc.†	30,200
140,000	Medidata Solutions Inc.†	12,810,000
300,000	Monotype Imaging Holdings Inc.	5,943,000
420,000	Pivotal Software Inc., Cl. A†	6,266,400
150,000	Presidio Inc.	2,535,000
1,000	Rockwell Automation Inc.	164,800
7,500	StatPro Group plc	20,933

		35,405,513

	Consumer Services — 2.8%
152,925	Sotheby’s†	8,713,667

	Electronics — 0.3%
73,000	Bel Fuse Inc., Cl. A	1,000,830

	Energy and Utilities — 6.1%
20,000	Alvopetro Energy Ltd.†	10,341
4,700	Avista Corp.	227,668
255,000	Buckeye Partners LP	10,477,950
50,000	C&J Energy Services Inc.†	536,500

Shares		Market Value
6,000	Connecticut Water Service Inc.	$420,360
70,000	El Paso Electric Co.	4,695,600
45,000	Endesa SA	1,184,017
460,000	Gulf Coast Ultra Deep Royalty Trust	14,122
10,000	Noble Energy Inc.	224,600
1,000	SemGroup Corp., Cl. A	16,340
30,000	Tallgrass Energy LP, Cl. A	604,200
25,000	Valener Inc.	490,433

		18,902,131

	Entertainment — 1.9%
9,000	Entertainment One Ltd.	62,633
1,666	Fox Corp., Cl. A	52,537
55,000	Fox Corp., Cl. B	1,734,700
90,000	International Speedway Corp., Cl. A	4,050,900

		5,900,770

	Financial Services — 1.5%
30,865	Brookfield Asset Management Inc., Cl. A	1,638,623
1,000	Charles Taylor plc	3,934
1,000	Entegra Financial Corp.†	30,040
5,500	LegacyTexas Financial Group Inc.	239,415
50,000	MoneyGram International Inc.†	199,000
2,500	SLM Corp.	22,063
4,000	Stewardship Financial Corp.	62,600
35,000	SunTrust Banks Inc.	2,408,000

		4,603,675

	Food and Beverage — 0.3%
160,000	Castle Brands Inc.†	201,600
1,400,000	Premier Foods plc†	557,721
1,000,000	Yashili International Holdings Ltd.	111,002

		870,323

	Health Care — 12.7%
90,000	Akorn Inc.†	342,000
97,662	Alder Biopharmaceuticals Inc.†	1,841,905
30,000	Allergan plc	5,048,700
18,000	AstraZeneca plc, ADR	802,260
115,000	Cambrex Corp.†	6,842,500
145,000	Celgene Corp.†	14,398,500
25,000	Corindus Vascular Robotics Inc.†	107,000
50,000	Dova Pharmaceuticals Inc.†	1,397,500
30,000	Idorsia Ltd.†	737,638
380,000	Pacific Biosciences of California Inc.†	1,960,800
60,000	Spark Therapeutics Inc.†	5,818,800

		39,297,603

	Hotels and Gaming — 0.7%
140,000	Caesars Entertainment Corp.†	1,632,400
18,000	Cherry AB, Cl. B†(a)	159,081
20,500	Empire Resorts Inc.†	197,415

		1,988,896

1

The GDL Fund

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Machinery — 0.4%
200,000	Arotech Corp.†	$588,000
14,000	CIRCOR International Inc.†	525,700
15,000	CNH Industrial NV	152,702

		1,266,402

	Metals and Mining — 0.1%
65,000	Alamos Gold Inc., Cl. A	377,000
20,000	Artemis Gold Inc†	151

		377,151

	Paper and Forest Products — 0.1%
37,000	Canfor Corp.†	433,717

	Publishing — 1.8%
80,000	Axel Springer SE†	5,493,368

	Real Estate — 0.2%
35,000	Atrium European Real Estate Ltd.	139,623
10,000	Condor Hospitality Trust Inc., REIT	110,500
250	Dream Global Real Estate Investment Trust	3,136
8,000	Vastned Retail Belgium NV, REIT	390,639

		643,898

	Retail — 0.3%
3,000	Greene King plc	31,243
133,347	Vitamin Shoppe Inc.†	869,422

		900,665

	Semiconductors — 1.9%
80,000	Cypress Semiconductor Corp.	1,867,200
35,000	Mellanox Technologies Ltd.†	3,835,650

		5,702,850

	Specialty Chemicals — 6.2%
900,000	OMNOVA Solutions Inc.†	9,063,000
8,900	SGL Carbon SE†	42,256
190,000	Versum Materials Inc.	10,056,700

		19,161,956

	Telecommunications — 2.7%
20,000	Acacia Communications Inc.†	1,308,000
450,000	Inmarsat plc	3,235,667
175,000	Koninklijke KPN NV	545,713
1,000	Loral Space & Communications Inc.†	41,400
21,000	Parrot SA†	69,354
90,000	Zayo Group Holdings Inc.†	3,051,000

		8,251,134

	Transportation — 3.5%
40,000	Abertis Infraestructuras SA†(a)	282,080
89,500	DryShips Inc.†	468,085
85,000	Genesee & Wyoming Inc., Cl. A†	9,393,350

Shares		Market Value
2,000	XPO Logistics Europe SA	$671,411

		10,814,926

	Wireless Communications — 0.6%
25,000	T-Mobile US Inc.†	1,969,250

	TOTAL COMMON STOCKS	210,682,366

	CLOSED-END FUNDS — 0.3%
40,000	Altaba Inc.	779,200

	PREFERRED STOCKS — 0.0%
	Financial Services — 0.0%
2,968	Steel Partners Holdings LP, Ser. A, 6.000%, 02/07/26	62,832

	RIGHTS — 0.2%
	Business Services — 0.0%
9,091	TheStreet Inc.†(a)	0

	Entertainment — 0.0%
225,000	Media General Inc., CVR†(a)	0

	Health Care — 0.1%
79,391	Ambit Biosciences Corp., CVR†(a)	160,767
201,600	American Medical Alert Corp., CPR†(a)	2,016
30,000	Corium International CVR†(a)	5,400
400,000	Elanco Animal Health Inc., CVR†	20,000
300,000	Innocoll, CVR†(a)	3
125,000	Ipsen SA/Clementia, CVR†(a)	168,750
23,000	Ocera Therapeutics, CVR†(a)	8,970
100	Omthera Pharmaceuticals Inc., CVR†(a)	0
346,322	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(a)	0
11,000	Tobira Therapeutics Inc., CVR†(a)	660

		366,566

	Metals and Mining — 0.1%
419,000	Pan American Silver Corp., CVR†	251,400

	Specialty Chemicals — 0.0%
25,772	A. Schulman Inc., CVR†(a)	13,479

	TOTAL RIGHTS	631,445

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 2.2%
	Health Care — 0.7%
$ 2,000,000	Alder Biopharmaceuticals Inc. 2.500%, 02/01/25	2,223,750

2

The GDL Fund

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Telecommunications — 1.5%
$ 3,200,000	Inmarsat plc 3.875%, 09/09/23	$4,671,964

	TOTAL CONVERTIBLE CORPORATE BONDS	6,895,714

	CORPORATE BONDS — 0.0%
	Health Care — 0.0%
17,000	Constellation Health Promissory Note, PIK, 5.000%, 01/31/24(a)(b)	7,310

	U.S. GOVERNMENT OBLIGATIONS — 29.1%
90,114,000	U.S. Treasury Bills, 1.752% to 2.126%††, 10/17/19 to 03/19/20(c)	89,713,577

	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT — 100.0% (Cost $312,562,280)	$308,772,444

Shares

	SECURITIES SOLD SHORT — (5.2)%
	Building and Construction — (0.7)%
40,000	Lennar Corp., Cl. A	$2,234,000

	Energy and Utilities — (0.2)%
80,745	Keane Group Inc.†	489,315

	Financial Services — (1.3)%
45,325	BB&T Corp.	2,418,995
30,865	Brookfield Asset Management Inc., Cl. A	1,638,623

		4,057,618

	Health Care — (3.0)%
25,980	AbbVie Inc.	1,967,205
145,000	Bristol-Myers Squibb Co.	7,352,950

		9,320,155

	Hotels and Gaming — 0.0%
2,247	Eldorado Resorts Inc.†	89,588

	TOTAL SECURITIES SOLD SHORT (Proceeds received $15,275,286)(d)	$16,190,676

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Payment-in-kind (PIK) security. 5.00% PIK interest income will be paid as additional securities at the discretion of the issuer.
(c)	At September 30, 2019, $45,070,000 of the principal amount was pledged as collateral for securities sold short, equity contract for difference swap agreements, and forward foreign exchange contracts.
(d)	At September 30, 2019, these proceeds were being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CVR	Contingent Value Right
CPR	Contingent Payment Right
REIT	Real Estate Investment Trust

Geographic Diversification	% of Total Investments*	Market Value
Long Positions
North America	89.6%	$276,504,415
Europe.	10.4	32,157,027
Asia/Pacific	0.0 **	111,002

Total Investments — Long Positions	100.0%	$308,772,444

Short Positions
North America	(5.2)%	$(16,190,676)

Total Investments — Short Positions	(5.2)%	$(16,190,676)

*	Total investments exclude securities sold short.
**	Amount represents less than 0.05%.

3

The GDL Fund

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

As of September 30, 2019, forward foreign exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	8,367,930	CAD	11,100,000	State Street Bank and Trust Co.	10/31/19	$(14,553)
USD	10,202,714	EUR	9,300,000	State Street Bank and Trust Co.	10/31/19	41,001
USD	8,656,816	GBP	7,000,000	State Street Bank and Trust Co.	10/31/19	38,461
USD	472,899	SEK	4,600,000	State Street Bank and Trust Co.	10/31/19	4,603

						$ 69,512

As of September 30, 2019, equity contract for difference swap agreements outstanding were as follows:

Market Value Appreciation Received	One Month LIBOR Plus 90 bps plus Market Value Depreciation Paid	Counterparty	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation
Premier Foods plc	Premier Foods plc	The Goldman Sachs Group, Inc.	1 month	04/01/2020	$91,446	$180	—	$180

								$180

4